Fair Value Measurement	6 Months Ended
Jun. 30, 2026
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT
4.	FAIR VALUE MEASUREMENT

As of June 30, 2026 and December 31, 2025, the Group’s financial instruments, except for the related party balances and the ones carried at fair value as disclosed in the table below, are reported in the consolidated balance sheets at amortized cost, which approximate fair value.

The fair value measurement hierarchy for the Group’s assets and liabilities measured and recorded at fair value on a recurring basis is as follows:

	Valuation technique(s)	June 30, 2026
In thousands of USD	and key input	Fair value	Level 1	Level 2	Level 3
Digital assets	Quoted price	34,762	34,762	-	-
Embedded derivative liability - Digital assets - receivables	Quoted price	225	-	225	-
Short-term investments:
Investment H in available-for-sale debt instrument	Liquidation value method	1,996	-	-	1,996
Investment J and L in listed equity instrument	Quoted price	1,832	1,832	-	-
Embedded derivative asset - Digital asset-settled payables	Quoted price	7,841	-	7,841	-
Derivative assets	Discounted cash flows; forward NO3 electricity prices	19,517	-	-	19,517
Derivative liabilities	Discounted cash flows; forward NO3 electricity prices	6,529	-	-	6,529
Embedded derivative liability - Digital assets loan	Quoted price	27,104	-	27,104	-

	Valuation technique(s)	December 31, 2025
In thousands of USD	and key input	Fair value	Level 1	Level 2	Level 3
Digital assets	Quoted price	85,488	85,488	-	-
Embedded derivative liability - Digital assets - receivables	Quoted price	31,039	-	31,039	-
Short-term investments:
Investment H in available-for-sale debt instrument	Recent transaction price	3,000	-	-	3,000
Investment J and L in listed equity instrument	Quoted price	876	876	-	-
Embedded derivative asset - Digital asset-settled payables	Quoted price	498	-	498	-

The Group values its investments that do not have a readily determinable fair value and have attributes of an investment using net asset value as a practical expedient. As such, Investment G in available-for-sale debt instrument with a fair value of US$0.2 million and US$1.1 million as of June 30, 2026 and December 31, 2025, is excluded from the fair value hierarchy. Investment B and Investment I in unlisted equity instruments with fair values of US$0.8 million and US$2.4 million as of June 30, 2026, and US$0.8 million and US$2.4 million as of December 31, 2025, are excluded from the fair value hierarchy.

Investment H, an available-for-sale debt instrument classified within Level 3 of the fair value hierarchy, was measured as of December 31, 2025 by reference to the price of a recent transaction in the instrument. As that transaction was no longer sufficiently recent to be representative of fair value, the Group changed the valuation technique during the six months ended June 30, 2026 and measured the instrument using a liquidation value method under the cost approach. The significant unobservable input is the estimated realizable value of the issuer’s net assets available to noteholders, which reflects information obtained during the period about the issuer’s financial condition. The change in valuation technique reflects new information about the issuer and is applied prospectively.

The derivative assets and derivative liabilities classified within Level 3 of the fair value hierarchy as of June 30, 2026 comprise the Group’s power-related contracts referencing Central Norway (NO3) electricity prices. Refer to Note 14 for a description of these contracts, their classification in the consolidated balance sheets and the significant inputs used in their valuation.

The following table presents the changes in level 3 financial instruments for the six months ended June 30, 2026 and 2025.

In thousands of USD	Unlisted equity instruments and debt instruments	Derivative assets	Derivative liabilities
At January 1, 2026	3,000	-	-
Net fair value changes recognized in net income	-	19,517	6,529
Allowance for credit losses recognized in net income	(1,004)	-	-
At June 30, 2026	1,996	19,517	6,529

At January 1, 2025	3,540	-	295,736
Derecognition of derivative liabilities on conversion	-	-	(122,091)
Net fair value changes recognized in net income	-	-	(165,352)
At June 30, 2025	3,540	-	8,293